OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contract balances
Receivables (billed)	$ 468	$ 493
Receivables (unbilled)	40	37
Contract liabilities	(157)	(169)
Capitalized costs
Customer acquisition costs	$ 98	$ 126